Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	September 30,	December 31,
	2016	2015

Oncor (a):
5.000% Fixed Senior Notes due September 30, 2017	$324	$324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	350
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	550	375
Unamortized discount and debt issuance costs	(38)	(54)
Less amount due currently	(324)	-
Long-term debt, less amounts due currently — Oncor	5,513	5,646

Bondco (b):
5.290% Fixed Series 2004 Bonds due May 15, 2016	-	41
Total	-	41
Less amount due currently	-	(41)
Long-term debt, less amounts due currently — Bondco	-	-
Total long-term debt, less amounts due currently	$5,513	$5,646

__________

(a)   Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)   The transition bonds were nonrecourse to Oncor and were issued to securitize a regulatory asset.

	December 31,
	2015	2014

Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$-	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	-
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	375	-
Unamortized discount and debt issuance costs	(54)	(51)
Less amount due currently	-	(500)
Long-term debt, less amounts due currently — Oncor	5,646	4,924

Bondco (b):
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	-	54
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	41	126
Debt issuance costs	-	(1)
Total	41	179
Less amount due currently	(41)	(139)
Long-term debt, less amounts due currently — Bondco	-	40
Total long-term debt, less amounts due currently	$5,646	$4,964

__________

(a)Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

Schedule Of Long-Term Debt Maturity

Year	Amount

2016	$41
2017	324
2018	550
2019	250
2020	126
Thereafter	4,450
Unamortized discount and debt issuance costs	(54)
Total	$5,687